S000091479 [Member] Performance Management - RJ Eagle Vertical Income ETF	Sep. 12, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance information for the fund is not provided because the fund had not commenced operations prior to the date of this Prospectus. Performance information will be available in the prospectus after the fund has been in operation for one full calendar year. When available, performance for the fund can be accessed on the fund’s website at rjetfs.com. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance One Year or Less [Text]	Performance information will be available in the prospectus after the fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	rjetfs.com